                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                                               February 17, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Equity Opportunity Trust, Value Select Ten Series 2005B
    File #333-122197
    Rule 497(j) Filing
    ------------------

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of
Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on February 17, 2005.

                                                Very truly yours,

                                               /s/ Kathleen H. Moriarty, Esq.
                                               ------------------------------
                                               Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste